EXPLANATORY NOTE

On behalf of SunAmerica Income Funds (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplements to the Fund’s Prospectuses dated July 28, 2017.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (SEC accession number 0001193125-17-372003) dated December 18, 2017.